GENERAL (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF COMPANIES SUBSIDIARIES

Controlled entity	Country of Incorporation	Percentage Owned June 30, 2026	Percentage Owned December 31, 2025
Security Matters (SMX) PLC *	Ireland	100%	100%
Security Matters PTY Ltd.	Australia	100%	100%
Lionheart III Corp	USA	100%	100%
SMX (Security Matters) Ireland Limited	Ireland	100%	100%
SMX Fashion and Luxury	France	100%	100%
TrueSilver SMX Platform Ltd.	Canada	100%	100%
SMX (Security Matters) Israel Ltd.	Israel	100%	100%
Security Matters Canada Ltd.	Canada	100%	100%
SMX Beverages Pty Ltd.	Australia	100%	100%
SMX Circular Economy Platform PTE, Ltd.	Singapore	70%	70%
True Gold Consortium Pty Ltd.	Australia	52.9%	52.9%
SMX Circular Economy FZCO	UAE	100%	100%
SMX IP and Licensing Limited	Ireland	100%	-

In addition, the Company’s has the following investments in associated company:

Entity	Country of Incorporation	Percentage Owned June 30, 2026	Percentage Owned December 31, 2025
Yahaloma Technologies Inc.	Canada	50%	50%

The proportion of ownership interest is equal to the proportion of voting power held.

*	The Company’s Irish structure supports its intellectual property strategy, enhancing protection, licensing efficiency, and future revenue generation from its technology portfolio

Controlled entity	Country of Incorporation	Percentage Owned December 31, 2025	Percentage Owned December 31, 2024
Security Matters (SMX) PLC	Ireland	100%	100%
Security Matters PTY Ltd. (Formerly - Security Matters Limited)	Australia	100%	100%
Lionheart III Corp	USA	100%	100%
SMX (Security Matters) Ireland Limited	Ireland	100%	100%
SMX Fashion and Luxury	France	100%	100%
TrueSilver SMX Platform Ltd.	Canada	100%	100%
SMX (Security Matters) Israel Ltd. (Formerly - Security Matters Ltd.)	Israel	100%	100%
Security Matters Canada Ltd.	Canada	100%	100%
SMX Beverages Pty Ltd.	Australia	100%	100%
SMX Circular Economy Platform PTE, Ltd.	Singapore	70%	70%
True Gold Consortium Pty Ltd.	Australia	52.9%	52.9%
SMX Circular Economy FZCO *	UAE	100%	-

In addition, the Company’s has the following investments in associated company:

Entity	Country of Incorporation	Percentage Owned December 31, 2025	Percentage Owned December 31, 2024
Yahaloma Technologies Inc.	Canada	50%	50%

The proportion of ownership interest is equal to the proportion of voting power held.

*	On March 26, 2025, the Company established a fully owned entity incorporated in Dubai Multi Commodities Centre Authority, United Arab Emirates.
*	The Company’s Irish structure supports its intellectual property strategy, enhancing protection, licensing efficiency, and future revenue generation from its technology portfolio